Leases (Details Narrative) - Chemomab Therapeutics Ltd [Member] - USD ($) $ in Thousands		12 Months Ended
	Oct. 24, 2021	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Lease term, option to extend	three-year
Management fees	$ 112
Bank guarantees to property owner		$ 76
Operating right-of-use assets and operating lease liabilities						$ 392
Operating lease right-of-use assets				$ 289		392
Operating lease liabilities				$ 324		$ 392
Incremental borrowing rate based on credit rating		900.00%
Lease term			12 months		120 days